John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,879,029,537
(Cost $1,669,014,146)
Australia 0.8%		16,243,903
Rio Tinto, Ltd.	194,075	16,243,903
Austria 0.6%		12,465,712
ams AG (A)	498,373	12,465,712
Bermuda 1.4%		26,913,966
Everest Re Group, Ltd.	127,506	26,913,966
Brazil 1.2%		22,274,699
Petroleo Brasileiro SA, ADR	2,216,388	22,274,699
Canada 1.5%		28,109,493
Kinross Gold Corp.	2,121,051	14,804,936
West Fraser Timber Company, Ltd.	207,630	13,304,557
China 1.3%		25,805,233
Alibaba Group Holding, Ltd. (A)	356,400	11,310,186
Topsports International Holdings, Ltd. (B)	8,945,000	14,495,047
Finland 1.2%		23,686,499
Sampo OYJ, A Shares	563,407	23,686,499
France 14.1%		270,244,462
Accor SA (A)	107,922	3,628,958
AXA SA	1,362,206	30,178,768
BNP Paribas SA (A)	3,829,457	53,486,285
Capgemini SE	148,515	21,462,013
Cie de Saint-Gobain	643,060	31,967,263
Eiffage SA (A)	319,561	29,005,770
Imerys SA	268,919	12,698,004
Rexel SA (A)	609,654	9,276,996
Sanofi	408,685	38,436,071
TOTAL SE	951,504	40,104,334
Germany 9.5%		183,379,331
Allianz SE	151,703	34,286,228
Continental AG	177,314	24,815,777
Deutsche Post AG	465,792	23,007,806
Deutsche Telekom AG	1,582,849	28,147,070
Hannover Rueck SE	80,726	12,509,530
HeidelbergCement AG	205,738	15,207,974
Rheinmetall AG	151,956	16,045,218
Siemens AG	189,491	29,359,728
Greece 0.5%		10,563,632
Hellenic Telecommunications Organization SA	726,741	10,563,632
Hong Kong 1.3%		24,182,668
CK Asset Holdings, Ltd.	1,495,500	7,461,825
WH Group, Ltd. (B)	20,634,000	16,720,843
Hungary 0.5%		9,910,699
OTP Bank NYRT (A)	217,360	9,910,699
India 0.8%		14,955,126
HDFC Bank, Ltd., ADR (A)	207,422	14,955,126
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Ireland 0.9%		$16,924,819
CRH PLC	410,070	16,924,819
Isle of Man 0.8%		16,318,437
Entain PLC (A)	964,248	16,318,437
Italy 1.0%		19,020,587
Enel SpA	1,917,789	19,020,587
Japan 21.3%		408,683,665
Fuji Corp.	463,400	12,112,042
Fuji Electric Company, Ltd.	356,900	14,220,998
Hitachi, Ltd.	1,295,900	53,385,005
Honda Motor Company, Ltd.	1,168,800	30,864,158
KDDI Corp.	335,200	9,852,444
Kinden Corp.	429,000	6,893,473
Komatsu, Ltd.	1,119,000	30,660,046
Kyudenko Corp.	360,400	10,952,624
Mitsubishi Gas Chemical Company, Inc.	660,700	15,117,452
NEC Corp.	334,200	18,183,417
Nihon Unisys, Ltd.	441,500	16,753,994
Nissan Motor Company, Ltd. (A)	1,900,500	9,798,426
Persol Holdings Company, Ltd.	437,600	8,207,490
Sanwa Holdings Corp.	685,600	7,816,300
Sony Corp.	485,600	46,478,068
Sumitomo Mitsui Financial Group, Inc.	1,225,900	38,086,661
Taisei Corp.	386,800	12,531,208
Taiyo Yuden Company, Ltd.	320,300	18,789,064
TechnoPro Holdings, Inc.	175,600	13,370,674
Tosoh Corp.	829,300	14,220,585
TS Tech Company, Ltd.	378,500	10,957,524
Zenkoku Hosho Company, Ltd.	211,300	9,432,012
Macau 0.6%		11,587,451
Wynn Macau, Ltd. (A)(C)	7,313,600	11,587,451
Netherlands 5.1%		98,377,201
Aalberts NV	233,275	10,530,846
ING Groep NV (A)	1,097,313	9,756,593
NN Group NV	428,148	17,832,991
Royal Dutch Shell PLC, A Shares	1,817,198	33,625,838
Stellantis NV	1,753,611	26,630,933
Norway 0.7%		13,060,603
DNB ASA (A)	670,859	13,060,603
Singapore 0.6%		11,359,608
DBS Group Holdings, Ltd.	602,400	11,359,608
South Korea 6.6%		127,717,034
Hana Financial Group, Inc.	714,197	20,822,009
KB Financial Group, Inc.	545,798	19,706,176
KT Corp., ADR	1,366,467	14,375,233
POSCO	53,234	11,685,176
Samsung Electronics Company, Ltd.	385,673	28,195,405
SK Hynix, Inc.	215,348	23,511,811
SK Telecom Company, Ltd.	43,199	9,421,224
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
Spain 0.7%		$12,549,927
Applus Services SA (A)	1,254,775	12,549,927
Sweden 3.1%		58,949,028
Svenska Handelsbanken AB, A Shares (A)	1,669,320	16,641,444
Volvo AB, B Shares (A)	1,717,123	42,307,584
Switzerland 8.7%		167,360,792
Glencore PLC (A)	10,027,524	33,473,023
Novartis AG	493,993	44,728,687
Roche Holding AG	113,048	39,014,231
STMicroelectronics NV	328,411	13,159,623
UBS Group AG	2,565,953	36,985,228
Taiwan 0.8%		14,623,674
Wiwynn Corp.	498,000	14,623,674
United Kingdom 10.1%		193,296,475
BAE Systems PLC	1,565,855	9,880,075
Coca-Cola European Partners PLC	577,408	26,832,150
DS Smith PLC (A)	2,622,102	13,014,986
GlaxoSmithKline PLC	769,317	14,287,163
Imperial Brands PLC	651,415	13,074,894
Inchcape PLC (A)	932,162	8,448,504
Jet2 PLC (A)	401,005	7,218,843
Melrose Industries PLC (A)	9,316,719	21,308,480
Nomad Foods, Ltd. (A)	419,424	10,527,542
Persimmon PLC	388,417	13,520,129
Tesco PLC	10,864,062	35,551,404
WH Smith PLC (A)	940,182	19,632,305
United States 2.1%		40,464,813
Applied Materials, Inc.	184,132	17,801,882
FMC Corp.	209,280	22,662,931

	Yield (%)	Shares	Value
Short-term investments 1.6%			$30,514,408
(Cost $30,514,374)
Short-term funds 1.6%			30,514,408
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.0100(D)	29,656,031	29,656,031
John Hancock Collateral Trust (E)	0.1320(D)	85,780	858,377

Total investments (Cost $1,699,528,520) 99.4%	$1,909,543,945
Other assets and liabilities, net 0.6%	11,069,177
Total net assets 100.0%	$1,920,613,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-21. The value of securities on loan amounted to $824,154.
(D)	The rate shown is the annualized seven-day yield as of 1-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Financials	20.8%
Industrials	18.7%
Consumer discretionary	12.8%
Information technology	12.4%
Materials	10.4%
Health care	7.0%
Consumer staples	5.5%
Energy	5.1%
Communication services	3.7%
Utilities	1.0%
Real estate	0.4%
Short-term investments and other	2.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$16,243,903	—	$16,243,903	—
Austria	12,465,712	—	12,465,712	—
Bermuda	26,913,966	$26,913,966	—	—
Brazil	22,274,699	22,274,699	—	—
Canada	28,109,493	28,109,493	—	—
China	25,805,233	—	25,805,233	—
Finland	23,686,499	—	23,686,499	—
France	270,244,462	—	270,244,462	—
Germany	183,379,331	—	183,379,331	—
Greece	10,563,632	—	10,563,632	—
Hong Kong	24,182,668	—	24,182,668	—
Hungary	9,910,699	—	9,910,699	—
India	14,955,126	14,955,126	—	—
Ireland	16,924,819	—	16,924,819	—
Isle of Man	16,318,437	—	16,318,437	—
Italy	19,020,587	—	19,020,587	—
Japan	408,683,665	—	408,683,665	—
Macau	11,587,451	—	11,587,451	—
6	|

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Netherlands	$98,377,201	—	$98,377,201	—
Norway	13,060,603	—	13,060,603	—
Singapore	11,359,608	—	11,359,608	—
South Korea	127,717,034	$14,375,233	113,341,801	—
Spain	12,549,927	—	12,549,927	—
Sweden	58,949,028	—	58,949,028	—
Switzerland	167,360,792	—	167,360,792	—
Taiwan	14,623,674	—	14,623,674	—
United Kingdom	193,296,475	37,359,692	155,936,783	—
United States	40,464,813	40,464,813	—	—
Short-term investments	30,514,408	30,514,408	—	—
Total investments in securities	$1,909,543,945	$214,967,430	$1,694,576,515	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	85,780	$23,714,935	$94,919,937	$(117,774,286)	$(5,189)	$2,980	$33,049	—	$858,377
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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